Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Reconciliation of Current Income Taxes

A reconciliation of current income taxes at statutory rates with the reported taxes is as follows:

For the years ended December 31,	2024	2023	2022

Net income (loss) before income taxes	$(6,681,589)	$1,816,484	$(6,121,754)
Effective tax rate	27%	27%	27%
Expected income tax recovery	$(1,804,029)	$490,451	$(1,652,874)
Change in statutory, foreign tax, foreign exchange rates, and other	(109,080)	(199,665)	238,194
Permanent differences	2,628,742	1,335,113	649,306
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	381,147	249,576	-
Change in unrecognized deductible temporary differences	1,350,273	(15,149)	765,374
Total	$2,447,053	$1,860,326	$-

Schedule of Deferred Tax Assets and Liabilities

The tax effected items that give rise to significant portions of the deferred tax assets and deferred tax liabilities as at year-end are presented below:

As at December 31,	2024	2023	2022
Deferred tax liabilities
Oil and gas properties	$(10,117,185)	$(9,990,074)	$(1,426,133)
Property and equipment	(80,212)	(60,011)	-
Convertible debt	(76,898)	(327,305)	-

Deferred tax assets
Assets held for sale	$388,917	$311,357	$-
Asset retirement obligation	1,179,042	1,249,406
Non-capital losses	4,466,394	6,685,079	1,426,133
Net deferred tax assets (liabilities)	$(4,239,942)	$(2,131,548)	$-

Schedule of Deductible Temporary Differences and Unused Tax Losses

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	2024	Expiry	2023	Expiry	2022	Expiry

Share issue costs	1,899,434	2028	2,782,651	2027	2,119,858	2027
Property and equipment	19,579	N/A	16,101	N/A	153,117	N/A
Asset retirement obligation	-	N/A	-	N/A	5,718,041	N/A
Exploration and evaluation assets	-	N/A	-	N/A	-	N/A

Non-capital losses	37,156,322	See below	23,300,283	See below	21,255,282	See below
Canada	14,174,648	2042 to 2044.	9,283,130	2042 to 2043	3,995,237	2042
USA	12,362,896	indefinite	4,228,651	indefinite	16,533,694	indefinite
USA	10,615,538	2028 to 2037	9,785,059	2028 to 2037	-	-
Turkey	-	N/A	-	N/A	723,950	2024 to 2027
Bulgaria	3,240	2028	3,443	2028	2,401	2027